Calvert
Emerging Markets Advancement Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 91.1%

Security	Shares	Value
Brazil — 5.1%
Alpargatas S.A., PFC Shares	3,051	$ 20,206
Americanas S.A.(1)	13,950	78,609
Atacadao S.A.	11,481	31,350
Azul S.A., PFC Shares(1)	6,859	30,013
B3 S.A. - Brasil Bolsa Balcao	152,129	302,947
Banco Bradesco S.A., PFC Shares	8,265	28,653
Banco do Brasil S.A.	1,888	9,758
BB Seguridade Participacoes S.A.	12,272	45,426
Bradespar S.A., PFC Shares	5,076	22,650
BRF S.A.(1)	19,668	79,733
Cia de Saneamento Basico do Estado de Sao Paulo	12,521	91,435
Cia de Transmissao de Energia Eletrica Paulista	4,541	19,811
Cia Energetica de Minas Gerais, PFC Shares	44,492	106,186
Cia Paranaense de Energia, Class B, PFC Shares	24,786	28,551
Dexco S.A.	3,454	9,234
Engie Brasil Energia S.A.	6,144	42,336
Equatorial Energia S.A.	36,207	146,820
Hapvida Participacoes e Investimentos S.A.(2)	40,700	75,550
Hypera S.A.	7,585	38,398
Itau Unibanco Holding S.A., PFC Shares	8,028	30,255
Itausa - Investimentos Itau S.A., PFC Shares	10,838	17,334
Klabin S.A.	205,106	183,856
Localiza Rent a Car S.A.	22,948	217,725
Locaweb Servicos de Internet S.A.(1)(2)	5,095	11,820
Lojas Americanas S.A., PFC Shares	13,478	14,196
Lojas Renner S.A.	23,549	101,912
Magazine Luiza S.A.	47,511	61,241
Metalurgica Gerdau S.A., PFC Shares	20,919	42,721
Multiplan Empreendimentos Imobiliarios S.A.	6,916	23,174
Natura & Co. Holding S.A.(1)	21,956	101,241
Neoenergia S.A.	5,834	16,952
Notre Dame Intermedica Participacoes S.A.	13,309	143,680
Pagseguro Digital, Ltd., Class A(1)(3)	4,778	125,279
Porto Seguro S.A.	3,200	11,986
Raia Drogasil S.A.	21,187	92,242
StoneCo, Ltd., Class A(1)	5,716	96,372
Sul America S.A.	5,771	28,388
Telefonica Brasil S.A.	10,535	91,455
TIM S.A.	12,840	30,414
TOTVS S.A.	7,879	40,042
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, PFC Shares	11,355	30,806
Vale S.A.	1,687	23,505
Via S/A(1)	22,847	21,443
WEG S.A.	43,129	254,037
Security	Shares	Value
Brazil (continued)
XP, Inc., Class A(1)	2,895	$ 83,202
XP, Inc. BDR(1)	1,629	46,937
		$ 3,149,881
Canada — 0.0%(4)
Atlas Corp.(3)	1,170	$ 16,591
		$ 16,591
China — 7.7%
360 DigiTech, Inc.	427	$ 9,791
3SBio, Inc.(1)(2)	6,000	5,000
Agile Group Holdings, Ltd.(3)	12,000	6,514
Airtac International Group	3,139	115,260
Akeso, Inc.(1)(2)	2,000	8,722
A-Living Smart City Services Co., Ltd., Class H(2)	2,750	4,698
ANTA Sports Products, Ltd.	4,800	72,088
Autohome, Inc. ADR	267	7,871
Bank of Communications Co., Ltd., Class H	92,000	55,615
Baozun, Inc. ADR(1)	810	11,258
BeiGene, Ltd.(1)	3,700	76,851
Beijing Enterprises Water Group, Ltd.	16,000	6,217
Bilibili, Inc. ADR(1)(3)	816	37,862
BYD Co., Ltd., Class H	2,500	84,561
BYD Electronic International Co., Ltd.(3)	2,500	9,151
CanSino Biologics, Inc., Class H(1)(2)(3)	200	4,624
China CITIC Bank Corp, Ltd., Class H	76,000	32,967
China Communications Services Corp., Ltd., Class H	16,000	7,798
China Conch Venture Holdings, Ltd.	6,000	29,347
China Everbright Bank Co., Ltd., Class H	20,000	7,082
China Everbright Environment Group, Ltd.	13,000	10,442
China International Capital Corp., Ltd., Class H(2)	9,200	25,390
China International Marine Containers Group Co., Ltd.	3,200	5,749
China Jinmao Holdings Group, Ltd.	20,000	6,186
China Lesso Group Holdings, Ltd.	7,000	10,064
China Literature, Ltd.(1)(2)(3)	1,600	10,068
China Longyuan Power Group Corp., Ltd., Class H	19,000	44,381
China Medical System Holdings, Ltd.	4,000	6,686
China Meidong Auto Holdings, Ltd.	2,000	10,308
China Mengniu Dairy Co., Ltd.	11,000	62,358
China Merchants Bank Co., Ltd., Class H	11,500	89,465
China Minsheng Banking Corp., Ltd., Class H	40,000	15,295
China National Building Material Co., Ltd., Class H	28,000	34,377
China Resources Land, Ltd.	16,000	67,418
China Tower Corp, Ltd., Class H(2)	172,000	18,978
China Vanke Co., Ltd., Class H	7,000	16,300
China Yongda Automobiles Services Holdings, Ltd.	4,000	5,360
Chinasoft International, Ltd.	10,000	13,040

Calvert
Emerging Markets Advancement Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Chongqing Iron & Steel Co., Ltd., Class H(1)	54,000	$ 8,888
CIFI Holdings Group Co., Ltd.	15,800	9,505
Country Garden Holdings Co., Ltd.	25,000	22,202
Country Garden Services Holdings Co., Ltd.	10,000	60,039
CSPC Pharmaceutical Group, Ltd.	25,600	27,876
Dada Nexus, Ltd. ADR(1)	716	9,423
Dali Foods Group Co., Ltd.(2)	17,500	9,168
ENN Energy Holdings, Ltd.	3,600	67,866
Far East Horizon, Ltd.(3)	14,000	12,431
Flat Glass Group Co., Ltd., Class H	2,000	10,181
Fuyao Glass Industry Group Co., Ltd., Class H(2)	2,400	12,412
Gaotu Techedu, Inc.(1)	1,010	1,959
GDS Holdings, Ltd. ADR(1)	674	31,786
Geely Automobile Holdings, Ltd.	20,000	54,636
Genscript Biotech Corp.(1)	4,000	17,698
Great Wall Motor Co., Ltd., Class H	12,500	42,943
Greentown China Holdings, Ltd.(3)	4,000	6,448
Greentown Service Group Co., Ltd.	8,000	7,387
Guangdong Investment, Ltd.	10,000	12,712
Guangzhou Automobile Group Co., Ltd., Class H	32,000	31,582
Haidilao International Holding, Ltd.(2)(3)	4,000	9,043
Haitong Securities Co., Ltd., Class H	17,600	15,603
Hangzhou Tigermed Consulting Co., Ltd., Class H(2)	400	5,075
Hansoh Pharmaceutical Group Co., Ltd.(2)	4,000	9,767
Hengan International Group Co., Ltd.	5,500	28,335
HengTen Networks Group, Ltd.(1)(3)	16,000	6,066
Huatai Securities Co., Ltd., Class H(2)	11,000	18,323
Huazhu Group, Ltd. ADR(1)	799	29,835
Hygeia Healthcare Holdings Co., Ltd.(2)(3)	800	5,011
I-Mab ADR(1)	240	11,374
Innovent Biologics, Inc.(1)(2)	4,000	24,769
JD.com, Inc. ADR(1)	2,831	198,368
Jiangsu Expressway Co., Ltd., Class H	12,000	12,290
Jinke Smart Services Group Co., Ltd., Class H(3)	1,400	6,105
Jinxin Fertility Group, Ltd.(1)(2)(3)	5,000	5,590
Kingdee International Software Group Co., Ltd.(1)	10,000	30,782
Kingsoft Cloud Holdings, Ltd. ADR(1)(3)	440	6,930
Kingsoft Corp., Ltd.	3,800	16,714
KWG Property Holding, Ltd.	9,500	6,222
Li Ning Co., Ltd.	8,500	93,245
Lifetech Scientific Corp.(1)	12,000	5,636
Logan Group Co., Ltd.	8,000	6,116
Longfor Group Holdings, Ltd.(2)	6,000	28,300
Meituan, Class B(1)(2)	11,200	323,876
Ming Yuan Cloud Group Holdings, Ltd.(3)	2,000	4,561
NetEase, Inc. ADR	1,358	138,217
New Oriental Education & Technology Group, Inc. ADR(1)	5,399	11,338
Security	Shares	Value
China (continued)
NIO, Inc. ADR(1)	3,768	$ 119,370
Nongfu Spring Co., Ltd., Class H(2)	10,800	71,337
OneConnect Financial Technology Co., Ltd.(1)	3,890	9,608
Pharmaron Beijing Co., Ltd.(2)	400	6,177
Pinduoduo, Inc. ADR(1)	1,821	106,164
Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	1,700	6,197
Postal Savings Bank of China Co., Ltd., Class H(2)	57,000	40,028
Powerlong Real Estate Holdings, Ltd.	14,000	7,330
Qingdao Port International Co., Ltd., Class H(2)	11,000	6,091
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	7,200	8,976
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,500	6,604
Shenzhen International Holdings, Ltd.	6,500	6,752
Sinopharm Group Co., Ltd., Class H	4,000	8,706
Sunac China Holdings, Ltd.	10,000	15,127
Sunac Services Holdings, Ltd., Class H(1)(2)	8,000	8,166
Sunny Optical Technology Group Co., Ltd.	2,400	76,019
TAL Education Group ADR(1)	2,999	11,786
Tencent Holdings, Ltd.	15,900	927,783
Tencent Music Entertainment Group(1)	2,048	14,029
Tingyi (Cayman Islands) Holding Corp.	8,000	16,453
Tongcheng Travel Holdings, Ltd.(1)	4,000	7,415
Topsports International Holdings, Ltd.(2)	30,000	30,385
TravelSky Technology, Ltd., Class H	5,000	8,404
Trip.com Group, Ltd. ADR(1)	3,009	74,082
Venus MedTech Hangzhou, Inc., Class H(1)(2)(3)	2,000	7,625
Vipshop Holdings, Ltd. ADR(1)	4,242	35,633
Want Want China Holdings, Ltd.	38,000	34,876
Weibo Corp. ADR(1)	251	7,776
Weichai Power Co., Ltd., Class H	11,000	21,573
Weimob, Inc.(1)(2)	6,000	6,076
WuXi AppTec Co., Ltd., Class H(2)	1,180	20,388
Wuxi Biologics Cayman, Inc.(1)(2)	11,500	136,147
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,600	5,076
Xinyi Solar Holdings, Ltd.	18,000	30,559
XPENG, Inc. ADR(1)	1,568	78,917
Yadea Group Holdings, Ltd.(2)	4,000	7,796
Yeahka, Ltd.(1)(3)	2,400	7,958
Yihai International Holding Ltd.(3)	2,000	9,248
Yum China Holdings, Inc.	1,724	85,924
Zai Lab, Ltd. ADR(1)	220	13,827
Zhejiang Expressway Co., Ltd., Class H	6,000	5,347
Zhenro Properties Group, Ltd.(3)	25,000	11,891
Zhongsheng Group Holdings, Ltd.	5,500	42,918
Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,000	17,389
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	9,000	5,669
		$4,745,377

Calvert
Emerging Markets Advancement Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Egypt — 4.8%
Commercial International Bank Egypt SAE(1)	883,570	$ 2,973,732
		$ 2,973,732
Greece — 9.2%
Eurobank Ergasias S.A.(1)	1,557,082	$ 1,577,490
Hellenic Telecommunications Organization S.A.	162,102	2,994,693
National Bank of Greece S.A.(1)	328,221	1,095,044
		$ 5,667,227
Hong Kong — 0.4%
Alibaba Health Information Technology, Ltd.(1)	12,000	$10,163
Bosideng International Holdings, Ltd.	10,000	6,300
China Gas Holdings, Ltd.	23,200	48,258
China Overseas Land & Investment, Ltd.	21,500	50,929
China Resources Gas Group, Ltd.	4,000	22,602
China State Construction International Holdings, Ltd.	8,000	9,956
China Traditional Chinese Medicine Holdings Co., Ltd.	20,000	13,252
Microport Scientific Corp.(3)	2,000	7,290
Nine Dragons Paper Holdings, Ltd.	9,000	9,665
Sino Biopharmaceutical, Ltd.	30,500	21,405
Sun Art Retail Group, Ltd.(3)	16,000	6,423
Yuexiu Property Co. Ltd.	9,600	8,467
		$214,710
Indonesia — 8.8%
Bank Central Asia Tbk PT	2,553,700	$1,307,878
Bank Jago Tbk PT(1)	214,700	240,818
Bank Mandiri Persero Tbk PT	875,300	432,205
Bank Negara Indonesia Persero Tbk PT	349,600	165,259
Bank Rakyat Indonesia Persero Tbk PT	3,318,343	955,437
Elang Mahkota Teknologi Tbk PT(1)	580,400	92,971
Indah Kiat Pulp & Paper Tbk PT	150,400	82,616
Indofood CBP Sukses Makmur Tbk PT	322,900	197,226
Kalbe Farma Tbk PT	1,216,100	137,781
Merdeka Copper Gold Tbk PT(1)	1,744,900	477,643
Sarana Menara Nusantara Tbk PT	1,513,300	119,329
Telkom Indonesia Persero Tbk PT	2,885,900	823,642
Tower Bersama Infrastructure Tbk PT	521,700	108,095
Unilever Indonesia Tbk PT	833,400	240,337
		$5,381,237
Malaysia — 6.3%
Axiata Group Bhd	122,300	$122,098
CIMB Group Holdings Bhd	189,700	248,141
DiGi.Com Bhd	146,400	153,251
Hartalega Holdings Bhd	180,300	248,064
Hong Leong Bank Bhd	21,600	96,494
Security	Shares	Value
Malaysia (continued)
Hong Leong Financial Group Bhd	7,300	$ 30,364
IHH Healthcare Bhd	143,100	252,333
Kuala Lumpur Kepong Bhd	43,900	229,596
Malayan Banking Bhd	180,300	359,135
Maxis Bhd	104,500	121,634
Nestle Malaysia Bhd	5,300	170,694
Petronas Dagangan Bhd	20,500	101,298
Petronas Gas Bhd	39,200	169,300
PPB Group Bhd	53,900	221,381
Press Metal Aluminium Holdings Bhd	213,400	295,983
Public Bank Bhd	446,200	445,336
QL Resources Bhd	84,200	92,396
RHB Bank Bhd	47,600	61,310
Sime Darby Bhd	188,800	105,218
Supermax Corp. Bhd	119,866	42,288
Telekom Malaysia Bhd	52,300	68,994
Top Glove Corp. Bhd	213,600	132,787
Westports Holdings Bhd	106,600	103,717
		$3,871,812
Philippines — 1.9%
Aboitiz Equity Ventures, Inc.	117,800	$125,700
Bank of the Philippine Islands	27,970	50,538
BDO Unibank, Inc.	29,650	70,169
Globe Telecom, Inc.	700	45,633
GT Capital Holdings, Inc.	3,180	33,668
LT Group, Inc.	179,500	34,838
PLDT, Inc.	2,100	74,615
SM Investments Corp.	11,430	211,392
SM Prime Holdings, Inc.	556,100	369,659
Universal Robina Corp.	49,340	123,890
		$1,140,102
South Korea — 17.8%
Alteogen, Inc.(1)	748	$47,568
AMOREPACIFIC Corp.	537	75,360
AMOREPACIFIC Group	762	28,393
CJ CheilJedang Corp.	280	91,216
CJ ENM Co., Ltd.	201	23,433
Coway Co., Ltd.	736	46,111
Daewoo Engineering & Construction Co., Ltd.(1)	6,069	29,426
Doosan Fuel Cell Co., Ltd.(1)	892	35,949
Doosan Heavy Industries & Construction Co., Ltd.(1)	7,645	130,894
Ecopro BM Co., Ltd.	219	92,012
Fila Holdings Corp.	1,197	36,073
Green Cross Corp.	129	23,609
GS Engineering & Construction Corp.	1,262	41,967

Calvert
Emerging Markets Advancement Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Hana Financial Group, Inc.	3,468	$ 122,521
Hanjin Kal Corp.(1)	519	26,772
Hanmi Pharm Co., Ltd.	180	41,756
Hanmi Science Co., Ltd.	771	35,086
Hanon Systems	4,247	48,026
HLB, Inc.(1)	2,207	64,573
HMM Co., Ltd.(1)	5,280	119,436
Hotel Shilla Co., Ltd.	489	32,049
HYBE Co., Ltd.(1)	368	107,788
Hyosung TNC Corp.	49	21,438
Hyundai Engineering & Construction Co., Ltd.	1,481	55,260
Hyundai Engineering & Construction Co., Ltd., PFC Shares	15	928
Hyundai Glovis Co., Ltd.	312	43,997
Hyundai Mobis Co., Ltd.	1,004	214,612
Hyundai Motor Co.	2,315	406,351
Industrial Bank of Korea(1)	2,763	23,902
Kakao Corp.(1)	4,514	426,267
Kakao Games Corp.(1)	631	48,221
KB Financial Group, Inc.	4,895	226,366
Kia Corp.	4,153	286,611
Korea Investment Holdings Co., Ltd.	751	50,881
KT Corp.(1)	1,810	46,430
LG Chem, Ltd.	810	418,739
LG Display Co., Ltd.(1)	3,164	65,234
LG Electronics, Inc.(1)	1,916	221,836
LG Household & Health Care, Ltd.	151	139,368
LG Innotek Co., Ltd.	229	70,010
Lotte Chemical Corp.	393	71,691
Mirae Asset Securities Co., Ltd.	6,175	44,860
NAVER Corp.	1,994	632,938
Netmarble Corp.(2)	324	34,030
Orion Corp. of Republic of Korea	748	65,114
Samsung C&T Corp.	1,647	164,568
Samsung Electro-Mechanics Co., Ltd.	918	152,251
Samsung Electronics Co., Ltd.	62,211	4,085,702
Samsung Engineering Co., Ltd.(1)	3,045	58,546
Samsung Heavy Industries Co., Ltd.(1)	15,383	73,337
Samsung SDS Co., Ltd.	543	71,327
Samsung Securities Co., Ltd.	993	37,441
Shin Poong Pharmaceutical Co., Ltd.	1,153	30,894
Shinhan Financial Group Co., Ltd.	4,979	153,846
SK Biopharmaceuticals Co., Ltd.(1)	754	61,591
SK Hynix, Inc.(1)	7,338	805,952
SK Square Co., Ltd.(1)	1,436	80,211
SK Telecom Co., Ltd.	1,625	78,969
SK, Inc.	79	16,632
SsangYong C&E Co., Ltd.	2,590	16,785
Security	Shares	Value
South Korea (continued)
Woori Financial Group, Inc.	6,136	$ 65,436
Yuhan Corp.	1,728	90,275
		$10,958,865
Taiwan — 18.1%
Accton Technology Corp.	6,000	$ 56,221
Acer, Inc.	26,000	28,549
Advantech Co., Ltd.	5,299	75,751
ASE Technology Holding Co., Ltd.	40,000	154,568
AU Optronics Corp.	92,000	76,053
Catcher Technology Co., Ltd.	17,000	96,104
Cathay Financial Holding Co., Ltd.	92,000	207,262
Chailease Holding Co., Ltd.	15,070	143,343
Chang Hwa Commercial Bank, Ltd.	39,915	24,513
China Development Financial Holding Corp, PFC Shares	14,971	5,189
China Development Financial Holding Corp.	182,406	115,206
China Steel Corp.	187,000	238,624
Chroma ATE, Inc.	9,000	64,905
Chunghwa Telecom Co., Ltd.	45,000	189,432
Compal Electronics, Inc.	46,000	40,213
CTBC Financial Holding Co., Ltd.	156,000	146,141
Delta Electronics, Inc.	21,000	208,366
E.Sun Financial Holding Co., Ltd.	92,799	94,057
Eclat Textile Co., Ltd.	2,000	45,572
Eva Airways Corp.(1)	27,000	27,225
Evergreen Marine Corp. Taiwan, Ltd.	31,000	158,811
Far Eastern New Century Corp.	25,000	26,438
Far EasTone Telecommunications Co., Ltd.	19,000	44,325
Feng TAY Enterprise Co., Ltd.	4,000	33,435
First Financial Holding Co., Ltd.	78,881	69,774
Fubon Financial Holding Co., Ltd.	84,458	232,473
Fubon Financial Holding Co., Ltd., PFC Shares(1)	1,252	2,720
Giant Manufacturing Co., Ltd.	3,000	37,338
Globalwafers Co., Ltd.	2,000	64,072
Hiwin Technologies Corp.	6,401	70,841
Hotai Motor Co., Ltd.	4,000	88,635
Hua Nan Financial Holdings Co., Ltd.	70,617	54,052
Innolux Corp.	111,000	78,438
Inventec Corp.	30,000	27,019
Largan Precision Co., Ltd.	1,000	88,966
Lite-On Technology Corp.	24,000	55,266
Macronix International Co., Ltd.	17,000	25,866
MediaTek, Inc.	14,000	600,733
Mega Financial Holding Co., Ltd.	88,000	113,016
Merida Industry Co., Ltd.	2,000	23,613
Micro-Star International Co., Ltd.	9,000	52,128
momo.com, Inc.	1,000	58,546

Calvert
Emerging Markets Advancement Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Nan Ya Printed Circuit Board Corp.	2,000	$ 41,197
Nanya Technology Corp.	13,000	36,616
Nien Made Enterprise Co., Ltd.	1,000	14,890
Novatek Microelectronics Corp.	7,000	135,928
Oneness Biotech Co., Ltd.(1)	4,000	41,580
Parade Technologies, Ltd.	1,000	76,080
Pou Chen Corp.	19,000	22,730
Powertech Technology, Inc.	6,000	21,144
President Chain Store Corp.	6,000	59,244
Quanta Computer, Inc.	30,000	102,457
Realtek Semiconductor Corp.	5,000	104,466
Ruentex Development Co., Ltd.	11,200	25,770
Shanghai Commercial & Savings Bank, Ltd. (The)	23,000	39,234
Shin Kong Financial Holding Co., Ltd.	131,011	52,209
Sino-American Silicon Products, Inc.	5,000	42,585
SinoPac Financial Holdings Co., Ltd.	71,000	41,407
Synnex Technology International Corp.	15,000	35,839
Ta Chen Stainless Pipe Co., Ltd.	34,482	57,507
Taishin Financial Holding Co., Ltd.	101,032	69,118
Taiwan Cooperative Financial Holding Co., Ltd.	73,950	67,948
Taiwan Glass Industry Corp.	19,000	18,333
Taiwan High Speed Rail Corp.	22,000	23,507
Taiwan Mobile Co., Ltd.	19,000	68,619
Taiwan Semiconductor Manufacturing Co., Ltd.	205,000	4,534,804
Unimicron Technology Corp.	15,000	124,830
Uni-President Enterprises Corp.	51,000	126,267
United Microelectronics Corp.	138,000	323,302
Vanguard International Semiconductor Corp.	10,000	56,962
Voltronic Power Technology Corp.	1,050	58,577
Walsin Lihwa Corp.	61,000	58,269
Walsin Technology Corp.	8,000	48,163
Wan Hai Lines, Ltd.	15,100	107,700
Win Semiconductors Corp.	4,000	53,973
Winbond Electronics Corp.	32,000	39,183
Wistron Corp.	32,000	33,676
Wiwynn Corp.	1,000	40,222
WPG Holdings, Ltd.	21,000	39,899
Yageo Corp.	4,000	69,158
Yang Ming Marine Transport Corp.(1)	22,000	95,690
Yuanta Financial Holding Co., Ltd.	100,400	91,709
		$11,144,591
United Arab Emirates — 11.0%
Abu Dhabi Commercial Bank PJSC	282,273	$654,898
Aldar Properties PJSC	574,368	623,697
Dubai Islamic Bank PJSC	184,552	269,731
Emaar Development PJSC(1)	129,739	153,917
Security	Shares	Value
United Arab Emirates (continued)
Emirates Integrated Telecommunications Co. PJSC	82,803	$ 149,271
Emirates Telecommunications Group Co. PJSC	156,855	1,355,284
First Abu Dhabi Bank PJSC	401,980	2,059,566
International Holdings Co. PJSC(1)	36,719	1,517,474
		$ 6,783,838
Total Common Stocks (identified cost $46,565,773)		$56,047,963

Rights — 0.0%(4)

Security	Shares	Value
South Korea — 0.0%(4)
Doosan Heavy Industries & Construction Co., Ltd., Exp. 2/11/22	972	$ 3,600
Total Rights (identified cost $0)		$ 3,600

Short-Term Investments — 7.4%

Affiliated Fund — 7.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(5)	4,509,698	$ 4,509,698
Total Affiliated Fund (identified cost $4,509,625)		$ 4,509,698

Securities Lending Collateral — 0.0%(4)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(6)	16,863	$ 16,863
Total Securities Lending Collateral (identified cost $16,863)		$ 16,863
Total Short-Term Investments (identified cost $4,526,488)		$ 4,526,561

Total Investments — 98.5% (identified cost $51,092,261)	$60,578,124
Other Assets, Less Liabilities — 1.5%	$ 921,727
Net Assets — 100.0%	$61,499,851

Calvert
Emerging Markets Advancement Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $996,627 or 1.6% of the Fund's net assets.
(3)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $280,932 and the total market value of the collateral received by the Fund was $297,363, comprised of cash of $16,863 and U.S. government and/or agencies securities of $280,500.
(4)	Amount is less than 0.05%.
(5)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(6)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	26.5%
Information Technology	22.1
Communication Services	15.0
Consumer Staples	6.4
Consumer Discretionary	5.9
Industrials	4.8
Materials	3.3
Health Care	3.1
Real Estate	2.5
Utilities	1.3
Energy	0.2
Total	91.1%

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	987,529	EUR	872,331	Standard Chartered Bank	1/7/22	$ —	$(5,677)
USD	4,549,259	EUR	4,013,169	Standard Chartered Bank	1/7/22	—	(20,000)
CNH	1,160,000	USD	181,528	Goldman Sachs International	1/28/22	674	—
USD	1,212,053	CNH	7,940,000	Standard Chartered Bank	1/28/22	—	(35,087)
USD	4,717,124	CNH	31,200,000	Standard Chartered Bank	1/28/22	—	(183,476)
AED	246,000	USD	66,939	Standard Chartered Bank	5/31/22	32	—
USD	119,956	AED	443,000	Standard Chartered Bank	5/31/22	—	(645)
USD	346,596	AED	1,275,750	Standard Chartered Bank	5/31/22	—	(713)
USD	404,754	AED	1,495,000	Standard Chartered Bank	5/31/22	—	(2,243)
USD	1,035,295	AED	3,825,000	Standard Chartered Bank	5/31/22	—	(6,020)
USD	653,399	AED	2,400,000	Standard Chartered Bank	4/19/23	259	—
USD	290,239	AED	1,067,092	Standard Chartered Bank	4/19/23	—	(162)
USD	1,329,858	AED	4,888,826	Standard Chartered Bank	4/19/23	—	(595)
						$965	$(254,618)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	96	Long	3/18/22	$5,886,240	$46,167
					$46,167

Calvert
Emerging Markets Advancement Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
PFC Shares	– Preference Shares

Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
EUR	– Euro
USD	– United States Dollar
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended December 31, 2021, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At December 31, 2021, the value of the Fund's investment in affiliated funds was $4,509,698, which represents 7.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$6,412,205	$4,943,342	$(6,845,278)	$(4)	$(567)	$4,509,698	$257	4,509,698
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$351,790	$2,798,091	$ —	$3,149,881
Canada	16,591	—	—	16,591
China	1,063,128	3,682,249	—	4,745,377
Egypt	—	2,973,732	—	2,973,732
Greece	—	5,667,227	—	5,667,227
Hong Kong	—	214,710	—	214,710
Indonesia	—	5,381,237	—	5,381,237
Malaysia	—	3,871,812	—	3,871,812
Philippines	—	1,140,102	—	1,140,102
South Korea	80,211	10,878,654	—	10,958,865
Taiwan	7,909	11,136,682	—	11,144,591

Calvert
Emerging Markets Advancement Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
United Arab Emirates	$ —	$6,783,838	$ —	$6,783,838
Total Common Stocks	$1,519,629	$54,528,334(1)	$ —	$56,047,963
Rights	$ —	$3,600	$ —	$3,600
Short-Term Investments:
Affiliated Fund	—	4,509,698	—	4,509,698
Securities Lending Collateral	16,863	—	—	16,863
Total Investments	$1,536,492	$59,041,632	$ —	$60,578,124
Forward Foreign Currency Exchange Contracts	$ —	$965	$ —	$965
Futures Contracts	46,167	—	—	46,167
Total	$1,582,659	$59,042,597	$ —	$60,625,256
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(254,618)	$ —	$(254,618)
Total	$ —	$(254,618)	$ —	$(254,618)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.